Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Short-Term Municipal Bond Fund (the “Fund”), a series of DWS Municipal Trust (the “Trust”); (Reg. Nos. 002-57139 and 811-02671)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on January 31, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson, Esq.
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Jennifer Goodman, Esq., Vedder Price